Pension And Other Postretirement Employee Benefits Plans (Schedule Of Assets Fair Value Measured On Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 2,271		$ 2,327
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,271		2,327
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	179		190
US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	332		301
US Equities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	58		55
International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	344		287
International Equities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	35		31
Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,265	[1]	1,319	[1]
Corporate Bond Securities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	34	[1]	42	[1]
US Treasury Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	108	[1]	206	[1]
US Treasury Securities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1		4
Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	55	[2]	73	[2]
Other [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	45	[3]	48	[3]
Preferred Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	7		7
Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	587		486
Fair Value, Inputs, Level 1 [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	131		125
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	250		206
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	53		49
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	337		280
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	35		31
Fair Value, Inputs, Level 1 [Member] | Other [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	43	[3]	45	[3]
Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,677		1,834
Fair Value, Inputs, Level 2 [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	48		65
Fair Value, Inputs, Level 2 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	82		95
Fair Value, Inputs, Level 2 [Member] | US Equities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	5		6
Fair Value, Inputs, Level 2 [Member] | International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	7		7
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,265	[1]	1,319	[1]
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	34	[1]	42	[1]
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	108	[1]	206	[1]
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1		4
Fair Value, Inputs, Level 2 [Member] | Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	55	[2]	73	[2]
Fair Value, Inputs, Level 2 [Member] | Other [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2	[3]	3	[3]
Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	7		7
Fair Value, Inputs, Level 3 [Member] | Preferred Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	7		7
Interest-bearing Cash [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	160		134
Interest-bearing Cash [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6		10
Interest-bearing Cash [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	160		134
Interest-bearing Cash [Member] | Fair Value, Inputs, Level 2 [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 6		$ 10

[1]	Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.
[2]	Other consists primarily of municipal bonds and fixed income derivative instruments.
[3]	Other consists primarily of diversified bond mutual funds.